Term Notes (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of long term debt

Long-term debt and net premium balances are as follows:

December 31, 2018
(in thousands)
Face value of term note	$15,000
Net premium associated with accretion of final payment, issuance of common stock warrants, and other debt issuance costs	50

Term note, current and noncurrent	15,050
Less term note, current portion	(1,667)

Term note, noncurrent portion	$13,383

Schedule of future minimum payments for principal and interest

Future minimum payments of principal and estimated payments of interest on the Company’s outstanding variable rate borrowings as of December 31, 2018 are as follows:

Year ending December 31:	(in thousands)
2019	$2,243
2020	7,079
2021	7,816

Total future payments	17,138
Less amounts representing interest	(1,125)
Less final payment	(1,013)

Total principal amount of term note payments	$15,000